UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        INTERMEDIATE-TERM Fund

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Distributions to Shareholders                                           17

    Report of Independent Registered
       Public Accounting Firm                                               18

    Portfolio of Investments                                                19

    Notes to Portfolio of Investments                                       46

    Financial Statements                                                    47

    Notes to Financial Statements                                           50

EXPENSE EXAMPLE                                                             61

TRUSTEES' AND OFFICERS' INFORMATION                                         63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       MORNINGSTAR RATINGS(TM)                                     # funds
                     for period ending 3/31/2007                                      in       # funds   # funds
USAA                                                             Morningstar       Overall/       in        in
Fund Name              Overall    3-Year    5-Year    10-Year    Category           3-Year      5-Year    10-Year
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        * * * *      4         4          4       Muni California     153         138        113
                                                                  Long

FLORIDA TAX-FREE       * * * *      4         4          4       Muni Florida         71          66         61
 INCOME

NEW YORK BOND          * * * *      4         4          5       Muni New York       109          97         81
                                                                  Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       271         260        191
 LONG-TERM                                                        Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       233         198        123
 INTERMEDIATE-TERM                                                Intermediate

TAX EXEMPT             * * * *      4         4          4       Muni National       128          88         56
 SHORT-TERM                                                       Short

VIRGINIA BOND         * * * * *     5         5          5       Muni Single State   325         295        246
                                                                  Intermediate

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                  REGINA G. SHAFER, CFA
  USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         Your USAA Tax Exempt Intermediate-Term Fund provided a total return of 5.10% versus an average return of 4.21% for the 159 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to 4.55% for the Lipper Intermediate Municipal Debt Funds Index and 5.43% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.18%, compared to the Lipper category average of 3.44%.

WHAT WERE THE MARKET CONDITIONS?

         As the period began, the Federal Reserve Board (the Fed) had been raising short-term interest rates without pause since June 2004. In August, after two additional increases, the Fed announced it would leave the federal funds rate unchanged at 5.25% so it could assess the impact of its rate hikes. Since then, short-term rates have not changed.

         Despite weakness in the housing market, the U.S. economy has continued to grow at a steady rate. However, most observers expect growth to moderate in the coming months. In its March 2007 meeting, the Fed hinted that its next move is most likely to be a rate cut.

         Unlike short-term rates, which are set by the Fed, longer-term rates are controlled by the credit markets. All long-term yields

         REFER TO PAGES 13 AND 14 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

         fell over the period. For example, the yield on a 10-year AAA general obligation (GO) bond declined from 4.02% on March 31, 2006, to 3.79% on March 31, 2007. In addition, the yield curve for U.S. government securities became inverted (short-term rates are higher than long-term rates). An inverted yield curve indicates that bond investors are not overly concerned about inflation and expect swift Fed action if the economy shows signs of overheating. However, long-term municipal yields remained higher than short-term yields, providing investors with the opportunity to find value by extending investments along the yield curve.

         Overall, municipal credit quality remained stable as state and local governments continue to exercise fiscal constraint and see a steady increase in tax revenues.

WHAT STRATEGIES DID YOU EMPLOY?

         We maintained a barbell structure, using shorter-term bonds to reduce share price volatility while purchasing longer-term issues to enhance the Fund's dividend yield. To lock in higher yields, we methodically extended the Fund's weighted average maturity from 8.7 years on March 31, 2006, to 9.6 years on March 31, 2007.

         We continue to be selective in choosing issues. We look for bonds with coupons and structures that can contribute to the Fund's dividend yield through an entire interest-rate cycle. Your portfolio, which includes more than 450 issuers, is well-diversified geographically and by economic sector. We rely on USAA's team of seasoned municipal analysts to monitor all of the issues we purchase.

         To make your Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS YOUR OUTLOOK?

         Although the housing market has slowed, the U.S. consumer is still spending, albeit at a slightly slower pace. Higher gas prices have dampened consumer confidence somewhat, but we do not expect it to be a permanent problem.

         The bond market appears to be headed for a "soft landing," and the Fed may start to cut short-term interest rates toward the end of the year. We have positioned the portfolio accordingly. As always, we plan to use any short-term increase in interest rates to seek to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
           out of 233 municipal national intermediate-term bond funds for the period ending March 31, 2007:

                                 OVERALL RATING
                                  *  *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
         * * * * *                 * * * * *                 * * * * *
      out of 233 funds          out of 198 funds          out of 123 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

             [LOGO OF LIPPER LEADER]        [LOGO OF LIPPER LEADER]
                  TOTAL RETURN                 CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 139 and 134 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ending March 31, 2007. The Fund received a Lipper Leader rating for Total Return among 139, 113, and 73 funds for the three-, five-, and 10-year periods, respectively. The Fund received a Lipper Leader rating for Consistent Return among 134, 108, and 63 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of March 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of March 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND (Ticker Symbol: USATX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-----------------------------------------------------------------------------------------
                                                          3/31/07             3/31/06
-----------------------------------------------------------------------------------------
Net Assets                                           $2,830.2 Million    $2,782.6 Million
Net Asset Value Per Share                                 $13.17              $13.07
Tax-Exempt Dividends Per Share Last 12 Months             $0.551              $0.550
Capital Gain Distributions Per Share Last 12 Months       $0.004              $0.022

-----------------------------------------------------------------------------------------
                                                         3/31/07            3/31/06
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              9.6 Years          8.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------
            30-DAY SEC YIELD* AS OF 3/31/07
-------------------------------------------------------
30-DAY SEC YIELD                                  3.60%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2007

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               5.33%          =            4.99%            +           0.34%
5 YEARS                4.97%          =            4.53%            +           0.44%
1 YEAR                 5.10%          =            4.30%            +           0.80%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2007

           [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN         DIVIDEND RETURN        CHANGE IN SHARE PRICE
3/31/1998             10.59%                 5.81%                      4.78%
3/31/1999              5.42%                 5.35%                      0.07%
3/31/2000             -0.84%                 5.21%                     -6.05%
3/31/2001              9.81%                 5.76%                      4.05%
3/31/2002              3.90%                 5.12%                     -1.22%
3/31/2003              8.29%                 5.12%                      3.17%
3/31/2004              5.32%                 4.72%                      0.60%
3/31/2005              2.51%                 4.29%                     -1.78%
3/31/2006              3.69%                 4.21%                     -0.52%
3/31/2007              5.10%                 4.30%                      0.80%

                                     [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Intermediate-Term Fund's Dividend Return on Page 10,
and assuming marginal federal tax rates of:      25.00%  28.00%  33.00%  35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                         DIVIDEND
 PERIOD                   RETURN
--------                 --------
10 Years                   4.99%                  6.65%   6.93%   7.45%   7.68%
5 Years                    4.53%                  6.04%   6.29%   6.76%   6.97%
1 Year                     4.30%                  5.73%   5.97%   6.42%   6.62%

To match the USAA Tax Exempt Intermediate-Term Fund's closing 30-day SEC Yield of 3.60%,
A FULLY TAXABLE INVESTMENT MUST PAY:              4.80%   5.00%   5.37%   5.54%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS             USAA TAX EXEMPT          LIPPER INTERMEDIATE MUNICIPAL
               MUNICIPAL BOND INDEX       INTERMEDIATE-TERM FUND              DEBT FUNDS INDEX
               --------------------       ----------------------       -----------------------------
03/31/97            $10,000.00                  $10,000.00                      $10,000.00
04/30/97             10,083.81                   10,078.34                       10,051.89
05/31/97             10,235.59                   10,202.77                       10,170.44
06/30/97             10,344.62                   10,306.70                       10,264.50
07/31/97             10,631.12                   10,568.39                       10,487.10
08/31/97             10,531.46                   10,493.34                       10,406.02
09/30/97             10,656.34                   10,624.09                       10,516.15
10/31/97             10,725.02                   10,687.97                       10,566.17
11/30/97             10,788.18                   10,757.04                       10,607.37
12/31/97             10,945.48                   10,914.02                       10,742.81
01/31/98             11,058.36                   11,009.87                       10,833.51
02/28/98             11,061.72                   11,041.21                       10,838.88
03/31/98             11,071.56                   11,058.87                       10,845.75
04/30/98             11,021.61                   11,008.67                       10,795.58
05/31/98             11,195.96                   11,162.60                       10,940.39
06/30/98             11,240.15                   11,214.99                       10,977.73
07/31/98             11,268.25                   11,239.37                       11,002.96
08/31/98             11,442.36                   11,398.40                       11,161.56
09/30/98             11,585.01                   11,532.13                       11,282.43
10/31/98             11,584.77                   11,520.58                       11,286.12
11/30/98             11,625.36                   11,554.44                       11,310.47
12/31/98             11,654.66                   11,604.01                       11,346.48
01/31/99             11,793.23                   11,702.25                       11,473.63
02/28/99             11,741.83                   11,656.35                       11,412.54
03/31/99             11,757.92                   11,658.00                       11,409.78
04/30/99             11,787.22                   11,699.43                       11,441.24
05/31/99             11,719.02                   11,631.46                       11,373.53
06/30/99             11,550.43                   11,485.05                       11,218.74
07/31/99             11,592.46                   11,525.21                       11,270.94
08/31/99             11,499.52                   11,409.07                       11,218.75
09/30/99             11,504.32                   11,388.74                       11,225.58
10/31/99             11,379.68                   11,267.07                       11,146.90
11/30/99             11,500.72                   11,375.90                       11,241.42
12/31/99             11,414.98                   11,301.56                       11,190.59
01/31/00             11,365.27                   11,227.36                       11,141.34
02/29/00             11,497.36                   11,361.52                       11,227.12
03/31/00             11,748.56                   11,560.33                       11,387.91
04/30/00             11,679.15                   11,508.64                       11,339.78
05/31/00             11,618.39                   11,464.20                       11,292.74
06/30/00             11,926.27                   11,721.51                       11,525.73
07/31/00             12,092.22                   11,859.09                       11,656.59
08/31/00             12,278.58                   12,006.70                       11,801.42
09/30/00             12,214.70                   11,974.37                       11,766.61
10/31/00             12,347.98                   12,077.87                       11,864.65
11/30/00             12,441.40                   12,151.58                       11,921.08
12/31/00             12,748.80                   12,412.70                       12,161.17
01/31/01             12,875.12                   12,528.82                       12,301.47
02/28/01             12,915.95                   12,592.97                       12,341.37
03/31/01             13,031.70                   12,694.53                       12,435.84
04/30/01             12,890.49                   12,567.64                       12,323.95
05/31/01             13,029.30                   12,701.06                       12,450.47
06/30/01             13,116.47                   12,793.98                       12,527.89
07/31/01             13,310.76                   12,969.17                       12,678.85
08/31/01             13,530.02                   13,141.68                       12,870.43
09/30/01             13,484.63                   13,132.85                       12,852.98
10/31/01             13,645.29                   13,250.63                       12,976.14
11/30/01             13,530.26                   13,168.68                       12,841.17
12/31/01             13,402.26                   13,101.57                       12,744.63
01/31/02             13,634.73                   13,265.82                       12,929.64
02/28/02             13,798.99                   13,401.31                       13,074.64
03/31/02             13,528.58                   13,191.53                       12,836.84
04/30/02             13,792.99                   13,409.57                       13,086.67
05/31/02             13,876.80                   13,479.01                       13,157.27
06/30/02             14,023.54                   13,582.68                       13,291.25
07/31/02             14,203.89                   13,731.80                       13,445.24
08/31/02             14,374.64                   13,843.01                       13,568.88
09/30/02             14,689.48                   14,072.83                       13,805.32
10/31/02             14,445.97                   13,889.14                       13,596.11
11/30/02             14,385.93                   13,863.14                       13,540.75
12/31/02             14,689.48                   14,108.90                       13,808.69
01/31/03             14,652.26                   14,081.95                       13,758.53
02/28/03             14,857.11                   14,275.65                       13,949.01
03/31/03             14,866.00                   14,285.52                       13,945.18
04/30/03             14,964.22                   14,384.25                       14,034.09
05/31/03             15,314.60                   14,657.20                       14,319.47
06/30/03             15,249.52                   14,570.96                       14,252.34
07/31/03             14,715.90                   14,171.84                       13,821.85
08/31/03             14,825.65                   14,287.60                       13,924.76
09/30/03             15,261.53                   14,625.32                       14,281.44
10/31/03             15,184.68                   14,575.31                       14,212.86
11/30/03             15,342.94                   14,715.10                       14,326.43
12/31/03             15,469.98                   14,839.08                       14,410.96
01/31/04             15,558.60                   14,894.79                       14,465.17
02/29/04             15,792.75                   15,125.61                       14,668.40
03/31/04             15,737.75                   15,044.98                       14,577.97
04/30/04             15,365.04                   14,767.34                       14,273.69
05/31/04             15,309.32                   14,739.27                       14,255.46
06/30/04             15,365.04                   14,815.94                       14,290.73
07/31/04             15,567.24                   14,973.25                       14,433.78
08/31/04             15,879.20                   15,241.20                       14,671.87
09/30/04             15,963.50                   15,317.82                       14,717.71
10/31/04             16,100.87                   15,429.07                       14,797.20
11/30/04             15,968.06                   15,287.62                       14,678.12
12/31/04             16,163.07                   15,472.90                       14,821.66
01/31/05             16,314.12                   15,605.05                       14,885.88
02/28/05             16,259.85                   15,555.29                       14,822.14
03/31/05             16,157.30                   15,422.58                       14,712.60
04/30/05             16,412.11                   15,666.11                       14,905.78
05/31/05             16,528.10                   15,777.43                       14,990.71
06/30/05             16,630.64                   15,855.58                       15,064.67
07/31/05             16,555.48                   15,767.60                       14,984.36
08/31/05             16,722.62                   15,928.57                       15,112.73
09/30/05             16,609.99                   15,831.54                       15,035.15
10/31/05             16,509.13                   15,738.96                       14,956.79
11/30/05             16,588.38                   15,817.66                       15,016.69
12/31/05             16,731.03                   15,951.16                       15,119.97
01/31/06             16,776.17                   15,990.48                       15,158.93
02/28/06             16,888.81                   16,107.19                       15,224.53
03/31/06             16,772.33                   15,996.03                       15,134.95
04/30/06             16,766.57                   15,962.93                       15,129.94
05/31/06             16,841.26                   16,043.80                       15,201.11
06/30/06             16,777.86                   15,980.83                       15,141.52
07/31/06             16,977.42                   16,169.89                       15,299.12
08/31/06             17,229.35                   16,400.61                       15,498.10
09/30/06             17,349.18                   16,522.05                       15,589.72
10/31/06             17,457.97                   16,602.65                       15,662.61
11/30/06             17,603.50                   16,735.68                       15,759.35
12/31/06             17,541.30                   16,676.56                       15,704.76
01/31/07             17,496.40                   16,654.73                       15,671.40
02/28/07             17,726.94                   16,865.03                       15,838.55
03/31/07             17,683.24                   16,810.49                       15,822.98

                                             [END CHART]

         DATA FROM 3/31/97 THROUGH 3/31/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

      o The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 12-MONTH DIVIDEND YIELD COMPARISON

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA TAX EXEMPT             LIPPER INTERMEDIATE MUNICIPAL
                   INTERMEDIATE-TERM FUND                DEBT FUNDS AVERAGE
                   ----------------------          -----------------------------
3/31/1998                   5.34%                              4.37%
3/31/1999                   5.24                               4.22
3/31/2000                   5.49                               4.38
3/31/2001                   5.27                               4.25
3/31/2002                   5.13                               4.00
3/31/2003                   4.82                               3.54
3/31/2004                   4.56                               3.31
3/31/2005                   4.31                               3.35
3/31/2006                   4.20                               3.39
3/31/2007                   4.18                               3.44

                                 [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/98 TO 3/31/07.

         THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

General Obligation                               14.9%

Escrowed Bonds                                   12.9%

Hospital                                         12.0%

Special Assessment/Tax/Fee                       11.1%

Appropriated Debt                                 6.0%

Electric/Gas Utilities                            4.7%

Education                                         4.5%

Electric Utilities                                4.4%

Multifamily Housing                               3.2%

Multi-Utilities                                   3.2%
------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-45.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    PORTFOLIO RATINGS MIX
                           3/31/07

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       49%
AA                                                        16%
A                                                         13%
BBB                                                       18%
Below Investment-Grade                                     1%
Securities with Short-Term Investment-Grade Ratings        3%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $899,000 as long-term capital gains for the fiscal year ended March 31, 2007.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
==========================------------------------------------------------------
                           Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA TAX EXEMPT INTERMEDIATE-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Intermediate-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Intermediate-Term Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp.,
                       AXA Reinsurance Group, CIFG Assurance, N.A.,
                       College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp.,
                       Radian Asset Assurance, Inc., or XL Capital Assurance.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
                       JPMorgan Chase Bank, N.A. or Merrill Lynch & Co.,
                       Inc.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government
                       National Mortgage Association, Texas GO, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP       Certificate of Participation
             CP        Commercial Paper
             EDA       Economic Development Authority
             EDC       Economic Development Corp.
             ETM       Escrowed to final maturity
             GAN       Grant Anticipation Note
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             IDC       Industrial Development Corp.
             IDRB      Industrial Development Revenue Bond
             ISD       Independent School District
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             PRE       Prerefunded to a date prior to maturity
             PUTTER    Puttable Tax-Exempt Receipts
             RB        Revenue Bond
             SAVRS     Select Auction Variable Rate Securities
             USD       Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (91.2%)

             ALABAMA (1.6%)
             Montgomery BMC Special Care Facilities
                Financing Auth. RB,
  $ 2,155       Series 1998B (INS)(ETM)                                  4.88%        11/15/2018         $    2,215
      345       Series 1998B (INS)                                       4.88         11/15/2018                352
   14,745       Series 2004B, 5.00%, 11/15/2007 (INS)(PRE)               4.67(a)      11/15/2021             15,235
   16,340    Montgomery Medical Clinic Board Health Care
                Facility RB, Series 2006                                 4.75          3/01/2026             16,168
    5,000    Prattville IDB PCRB, Series 1998                            5.15          9/01/2013              5,211
    5,000    Private Colleges and Universities
                Facilities Auth. RB, Series 2006 (INS)                   4.75          9/01/2026              5,141
    2,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)(PRE)                                  5.75          9/01/2020              2,153
                                                                                                         ----------
                                                                                                             46,475
                                                                                                         ----------
             ALASKA (2.2%)
    7,650    Four Dam Pool Power Agency Electric RB,
                Series 2004A (LOC - Dexia Credit Local)                  5.00          7/01/2021              7,995
    1,490    Housing Finance Corp. Mortgage RB,
                Series 1997A-1                                           5.50         12/01/2017              1,519
    3,750    North Slope Borough GO, Series 2003A (INS)                  4.36(b)       6/30/2011              3,189
   40,000    Northern Tobacco Securitization Corp. RB,
                Series 2006A                                             4.63          6/01/2023             39,420
             State Sport Fishing RB,
    2,000       Series 2006 (INS)                                        4.75          4/01/2021              2,037
    2,520       Series 2006 (INS)                                        4.75          4/01/2022              2,564
    2,000       Series 2006 (INS)                                        4.75          4/01/2023              2,032
    4,110       Series 2006 (INS)                                        4.75          4/01/2024              4,170
                                                                                                         ----------
                                                                                                             62,926
                                                                                                         ----------
             ARIZONA (1.5%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                             4.50          4/01/2016              1,184
      425       Series 2004A                                             5.00          4/01/2017                443
    1,150       Series 2004A                                             4.75          4/01/2025              1,159
    2,500    Maricopa County Phoenix Union High School
                District No. 210 GO, Series 2005B (INS)                  4.50          7/01/2024              2,535
             Maricopa County RB,
    3,230       Series 1997 (PRE)                                        6.13          4/01/2018              3,295
    1,270       Series 1997                                              6.13          4/01/2018              1,297

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Phoenix Civic Improvement Corp. RB,
  $ 3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.50%(a)      7/01/2024         $    2,800
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.54(a)       7/01/2025              1,818
             Pinal County IDA RB,
    2,000       Series 2006A (INS)                                       5.25         10/01/2020              2,139
    1,250       Series 2006A (INS)                                       5.25         10/01/2022              1,333
    2,000       Series 2006A (INS)                                       4.50         10/01/2025              1,990
   11,210    School Facilities Board RB, Series 2002 (PRE)               5.25          7/01/2017             12,046
    2,535    State Univ. COP, Series 2005-A (INS)                        5.00          9/01/2024              2,678
    7,180    University Medical Center Corp. RB, Series 2005             5.00          7/01/2022              7,415
                                                                                                         ----------
                                                                                                             42,132
                                                                                                         ----------
             ARKANSAS (0.6%)
    4,125    Baxter County RB, Series 2007 (Baxter County
                Regional Hospital, Inc.)                                 5.00          9/01/2026              4,245
    6,230    Independence County PCRB, Series 2005                       5.00          1/01/2021              6,366
    3,500    Jefferson County PCRB, Series 2006                          4.60         10/01/2017              3,544
    2,275    Little Rock Capital Improvement RB, Series 1998A            5.70          1/01/2018              2,337
                                                                                                         ----------
                                                                                                             16,492
                                                                                                         ----------
             CALIFORNIA (9.7%)
             Chabot-Las Positas Community College District GO,
    5,000       Series 2006B (INS)                                       4.88(b)       8/01/2023              2,344
   10,000       Series 2006C (INS)                                       4.85(b)       8/01/2022              4,951
    2,000    Coronado Community Development Agency
                Tax Allocation Bonds, Series 2005 (INS)                  5.00          9/01/2024              2,119
             Foothill/Eastern Transportation Corridor Agency RB,
   10,000       Series 1995A (ETM)                                       7.05          1/01/2010             10,924
   15,000       Series 1995A (PRE)                                       7.10          1/01/2011             16,676
    9,085       Series 1995A (PRE)                                       7.15          1/01/2013             10,111
    6,745    Kern County Board of Education COP,
                Series 2006A (INS)                                       5.00          6/01/2026              7,154
   20,000    Los Angeles Department of Water and Power RB,
                Series 2005A, Subseries A-2 (INS)(c)                     4.75          7/01/2025             20,738
             Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                       5.64(b)       7/01/2017              2,049
    3,325       Series 1999A (INS)                                       5.69(b)       7/01/2018              1,938
    5,000    Public Works Board RB, Series 2003C                         5.50          6/01/2019              5,475
    1,430    Sacramento City Financing Auth. Tax Allocation
                Bonds, Series 2005A (INS)                                5.00         12/01/2024              1,517

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $15,265    Sacramento Municipal Utility District Financing
                Auth. RB, Series 2006 (INS)                              4.75%         7/01/2024         $   15,861
             Salinas Union High School District GO,
    4,720       Series 2002C (INS)                                       4.37(b)       6/01/2016              3,267
    2,000       Series 2006A (INS)                                       4.37(b)      10/01/2016              1,365
    3,525    San Bernardino County Redevelopment Agency
                Tax Allocation Bonds, Series 2005A (INS)                 5.00          9/01/2025              3,671
    2,395    San Diego USD GO, Series 2006G-1                            4.50          7/01/2025              2,430
   16,795    San Joaquin Hills Transportation Corridor Agency
                Senior Lien RB, Series 1993 (ETM)                        7.45          1/01/2008             17,284
    4,545    San Jose MFH RB, Series 1992A                               4.95          4/01/2012              4,637
    3,000    San Jose USD COP, Series 2006 (INS)                         4.50          6/01/2024              3,029
             Santa Clara County Financing Auth. RB,
    7,065       Series 2006I (INS)                                       4.75          5/15/2023              7,354
    7,400       Series 2006I (INS)                                       4.75          5/15/2024              7,686
    7,750       Series 2006I (INS)                                       4.75          5/15/2025              8,031
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe RB,
                Series 2006(d)                                           5.00          3/01/2020              3,539
    2,175    Semitropic Improvement District Water
                Banking RB, Series 2004A (INS)                           5.25         12/01/2018              2,361
             Solano Community College Dist. GO,
    2,500       Series 2006B (INS)                                       4.85(b)       8/01/2023              1,153
    4,735       Series 2006B (INS)                                       4.88(b)       8/01/2024              2,071
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                       5.00          8/15/2022              4,309
    4,920       Series 2005A (INS)                                       5.00          8/15/2025              5,218
   20,000    State GO                                                    5.00         12/01/2015             21,424
   15,000    State GO                                                    5.00          3/01/2021             15,847
   10,000    State GO                                                    5.00          5/01/2025             10,519
   10,000    State GO(e)                                                 4.50          8/01/2026              9,968
    1,245    State Systemwide Univ. RB, Series 2002A (INS)               5.50         11/01/2015              1,361
             Statewide Communities Development Auth. RB,
    3,120       Series 2006                                              5.00          5/15/2021              3,283
    3,275       Series 2006                                              5.00          5/15/2022              3,439
    3,440       Series 2006                                              5.00          5/15/2023              3,609
    3,610       Series 2006                                              5.00          5/15/2024              3,788
    3,795       Series 2006                                              5.00          5/15/2025              3,979
   19,500    Tobacco Securitization Auth. RB, Series 2006A1              4.75          6/01/2025             19,349
                                                                                                         ----------
                                                                                                            275,828
                                                                                                         ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             COLORADO (1.6%)
             Adams County PCRB,
  $ 5,000       Series 1999 (INS)                                        5.10%         1/01/2019         $    5,207
    8,500       Series 2005A (INS)                                       4.38          9/01/2017              8,721
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                        5.25         12/01/2018              2,148
    2,585       Series 2002 (INS)                                        5.25         12/01/2019              2,776
    2,000       Series 2002 (INS)                                        5.25         12/01/2020              2,148
    2,000       Series 2002 (INS)                                        5.25         12/01/2021              2,148
             Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                             5.20         12/01/2012              1,022
      635       Series 1998A                                             5.25         12/01/2013                648
    2,200       Series 1998A                                             5.38         12/01/2018              2,254
    2,400       Series 2001A                                             6.25         12/01/2016              2,591
    1,000    Health Facilities Auth. RB, Series 2005                     5.25          6/01/2023              1,059
    2,250    Jefferson County School District No. R-1 GO,
                Series 2004 (INS)                                        5.00         12/15/2024              2,382
    2,140    Pueblo School District No. 60 GO,
                Series 2002 (INS)                                        5.25         12/15/2020              2,300
    9,045    State COP, Series 2005B (INS)                               5.00         11/01/2023              9,585
                                                                                                         ----------
                                                                                                             44,989
                                                                                                         ----------
             CONNECTICUT (1.1%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(d)                                    6.40          9/01/2011              5,066
    1,000       Series 1997B(d)                                          5.60          9/01/2009              1,025
    4,400       Series 1997B(d)                                          5.70          9/01/2012              4,508
   16,500       Series 1997B(d)                                          5.75          9/01/2018             16,907
    4,000    State Health and Educational Facilities Auth.
                RB, Series 2005C (INS)                                   5.00          7/01/2025              4,194
                                                                                                         ----------
                                                                                                             31,700
                                                                                                         ----------
             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                       4.80          5/01/2017              1,538
    1,830       Series 2002A (INS)                                       4.90          5/01/2018              1,885
    1,000       Series 2002A (INS)                                       5.00          5/01/2019              1,034
    1,515       Series 2002A (INS)                                       5.05          5/01/2020              1,567
             Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                        5.25          7/01/2013              1,070

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,460       Series 2001 (INS)                                        5.25%         7/01/2017         $    1,547
    1,580       Series 2001 (INS)                                        5.25          7/01/2018              1,671
                                                                                                         ----------
                                                                                                             10,312
                                                                                                         ----------
             DISTRICT OF COLUMBIA (1.7%)
   30,000    Convention Center Auth. RB,
                Series 1998 (INS)(PRE)(c)                                5.00         10/01/2018             30,887
    7,000    COP, Series 2006 (INS)                                      5.00          1/01/2025              7,388
             RB,
    4,560       Series 1999 (INS)(PRE)                                   6.20          7/01/2019              4,890
    6,000       Series 1999A (INS)                                       5.00          1/01/2019              6,235
                                                                                                         ----------
                                                                                                             49,400
                                                                                                         ----------
             FLORIDA (4.3%)
             Brevard County COP,
    9,225       Series 2006A (INS)                                       5.00          7/01/2023              9,799
    9,685       Series 2006A (INS)                                       5.00          7/01/2024             10,280
    5,165       Series 2006A (INS)                                       5.00          7/01/2025              5,474
             Broward County COP,
    4,420       Series 2005A (INS)                                       5.00          7/01/2024              4,675
    3,710       Series 2005A (INS)                                       5.00          7/01/2025              3,919
    6,500       Series 2006A (INS)                                       5.00          7/01/2023              6,918
    4,000       Series 2006A (INS)                                       5.00          7/01/2024              4,254
             Dade County RB,
    7,905       Series 1996B (INS)                                       6.00(b)      10/01/2011              6,483
    8,610       Series 1996B (INS)                                       6.10(b)      10/01/2012              6,631
    8,760       Series 1996B (INS)(PRE)                                  6.20(b)      10/01/2013              6,355
    3,270    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2025              3,442
    4,250    Indian River County School Board COP,
                Series 2005 (INS)                                        5.00          7/01/2024              4,489
    5,000    JEA St. Johns River Power Park Systems RB,
                Issue 2, Series 21 (INS)                                 5.00         10/01/2020              5,313
    2,495    Miami Beach Health Facilities Auth. Hospital
                RB, Series 2001A                                         6.13         11/15/2011              2,668
             Miami Dade County COP,
    8,375       Series 2006B (INS)                                       4.75         11/01/2023              8,665
    9,830       Series 2006B (INS)                                       4.75         11/01/2024             10,155
             Miami Dade County RB,
    2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.54(a)      10/01/2024              1,795
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.57(a)      10/01/2025              2,803

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Miami Dade County Stormwater Utility RB,
  $ 1,670       Series 2004 (INS)                                        5.00%         4/01/2022         $    1,780
    2,805       Series 2004 (INS)                                        5.00          4/01/2023              2,977
    7,450    Palm Beach County Health Facilities Auth. RB,
                Series 2002 (INS)                                        5.00         12/01/2021              7,785
    2,500    Palm Beach County Public Improvement RB,
                Series 2005A (INS)                                       5.00          6/01/2025              2,641
             Palm Beach County School Board COP,
    1,500       Series 2002D (INS)                                       5.25          8/01/2018              1,602
    1,000       Series 2005A (INS)                                       5.00          8/01/2022              1,059
                                                                                                         ----------
                                                                                                            121,962
                                                                                                         ----------
             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB,
                Second Series 2001 (INS)                                 4.35          9/01/2018              5,022
    5,000    Savannah Hospital Auth. Candler Health
                Systems RB, Series 1998B (INS)                           5.00          7/01/2018              5,135
                                                                                                         ----------
                                                                                                             10,157
                                                                                                         ----------
             GUAM (0.2%)
    6,000    Education Financing Foundation COP,
                Series 2006B (INS)                                       4.50         10/01/2026              5,985
                                                                                                         ----------
             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
                Series 1997B                                             5.45          7/01/2017              5,160
                                                                                                         ----------
             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)               5.25          5/01/2014              1,015
    1,000    Univ. of Idaho RB, Series 2003 (INS)                        4.75          4/01/2022              1,034
                                                                                                         ----------
                                                                                                              2,049
                                                                                                         ----------
             ILLINOIS (6.3%)
    2,475    Annawan Village Tax Increment RB, Series 2007               5.63          1/01/2018              2,468
             Bedford Park Village RB,
    1,000       Series 2005A                                             4.60         12/01/2017              1,021
    3,240       Series 2005A                                             4.80         12/01/2020              3,306
             Channahon Tax Increment RB,
    1,050       Series 2000                                              6.25          1/01/2010              1,091
    6,040       Series 2000                                              6.88          1/01/2020              6,442
   29,925    Chicago School Board GO, Series 1999A (INS)                 4.82(b)      12/01/2013             23,099
    5,000    Chicago Special Assessment Improvement
                Bonds, Series 2002 (Lakeshore East Project)              6.63         12/01/2022              5,416

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 2,000    Chicago Water Senior Lien RB, Series 2001 (PRE)             5.00%        11/01/2019         $    2,112
             Chicago-O'Hare International Airport RB,
    2,170       Series 2001B (INS)                                       5.50          1/01/2014              2,313
    7,000       Series 2005A (INS)                                       5.00          1/01/2021              7,446
   10,000       Series 2005A (INS)                                       5.00          1/01/2022             10,614
             Finance Auth. RB,
   10,500       Series 2004 (INS)                                        5.00         11/15/2023             10,983
    2,000       Series 2006                                              5.00          8/15/2017              1,987
    2,000       Series 2006A                                             5.00          4/01/2023              2,076
    4,165       Series 2006A                                             5.00          4/01/2025              4,321
    8,000       Series 2006C                                             4.50         11/15/2026              7,836
             Health Facilities Auth. RB,
    1,000       Series 1998 (Centegra Health System)                     5.25          9/01/2013              1,025
    2,000       Series 1998 (Centegra Health System)                     5.25          9/01/2014              2,048
    2,500       Series 1998 (Centegra Health System)                     5.25          9/01/2018              2,558
   10,000       Series 1998A (Hospital Sisters
                Services, Inc.)(INS)                                     5.00          6/01/2018             10,217
    4,250       Series 2000 (Riverside Medical Center)(PRE)              6.80         11/15/2020              4,731
    3,000       Series 2001A (Edward Hospital)(INS)                      5.00          2/15/2020              3,112
             Housing Development Auth. RB,
      825       Series 2006G                                             4.55          7/01/2021                826
    3,000       Series 2006K                                             4.60          7/01/2023              3,030
    8,050    Lake County Community Unit School
                District GO, Series 1999B (INS)                          5.13(b)      12/01/2016              5,438
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                     5.20(a)       6/15/2017              2,095
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                     5.30(a)       6/15/2018              2,110
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                     5.40(a)       6/15/2019              3,374
    2,000    Northeastern Illinois Univ. COP, Series 2006                4.75         10/01/2025              2,029
    4,735    Northern Illinois Univ. Auxiliary Facilities
                System RB, Series 2001 (INS)                             4.88          4/01/2018              4,909
    6,500    Springfield Electric RB, Series 2006 (INS)                  5.00          3/01/2026              6,901
             Univ. of Illinois COP,
    5,820       Series 1999 (INS)(PRE)                                   5.25          8/15/2015              6,088
    4,000       Series 1999 (INS)(PRE)                                   5.25          8/15/2016              4,184
    7,815       Series 2001A (INS)(PRE)                                  5.00          8/15/2020              8,233
    5,000    Volo Village Special Service Area No. 4,
                Special Tax Bonds, Series 2006-2                         5.00          3/01/2016              5,074
   14,070    Will County Forest Preserve District GO,
                Series 1999B (INS)                                       5.40(b)      12/01/2017              9,078
                                                                                                         ----------
                                                                                                            179,591
                                                                                                         ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             INDIANA (2.7%)
  $ 7,465    Bond Bank State Revolving Fund RB,
                Series 2000A (PRE)                                       5.50%         8/01/2016         $    7,962
    6,725    Health and Educational Facilities Financing
                Auth. RB, Series 2006B                                   5.00          2/15/2022              7,016
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                    5.25          2/15/2018              1,432
    5,000       Series 1999A (Sisters St. Francis)(INS)(PRE)             5.15         11/01/2019              5,192
    6,000    Indianapolis Economic Development RB,
                Series 1996                                              6.05          1/15/2010              6,279
             Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                       5.25          1/01/2017              5,296
    2,100       Series 2002B (INS)                                       5.25          1/01/2018              2,248
    1,150    St. Joseph County Economic Development RB,
                Series 1997                                              5.45          2/15/2017              1,167
    7,260    St. Joseph County Hospital Auth. RB,
                Series 1999                                              5.75          2/15/2019              7,547
   20,000    State Finance Auth. PCRB, Series 2006B (INS)(c)             4.55         12/01/2024             20,227
   11,000    Univ. of Southern Indiana RB, Series 2001A (INS)(c)         5.00         10/01/2018             11,544
    1,500    Vanderburgh County Redevelopment District RB,
                Series 2006                                              5.00          2/01/2026              1,568
                                                                                                         ----------
                                                                                                             77,478
                                                                                                         ----------
             IOWA (0.5%)
    5,500    Finance Auth. RB, Series 1998A (INS)(PRE)                   5.25          7/01/2015              5,713
    7,950    Marion County Commercial Development RB,
                Series 1999 (INS)                                        5.95          1/01/2014              8,120
                                                                                                         ----------
                                                                                                             13,833
                                                                                                         ----------
             KANSAS (0.4%)
             Wyandotte County Special Obligation RB,
    2,000       2nd Lien Series 2005                                     4.75         12/01/2016              2,060
    9,000       2nd Lien Series 2005                                     5.00         12/01/2020              9,375
                                                                                                         ----------
                                                                                                             11,435
                                                                                                         ----------
             LOUISIANA (3.0%)
             Local Government Environmental Facilities and
                Community Development Auth. RB,
    2,150       Series 2002 (INS)                                        5.25         12/01/2015              2,310
    2,260       Series 2002 (INS)                                        5.25         12/01/2016              2,422
    2,355       Series 2002 (INS)                                        5.25         12/01/2017              2,518

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 7,000    New Orleans GO, Series 2002 (INS)                           5.13%         9/01/2021         $    7,320
             Office Facilities Corp. RB,
    6,825       Series 2001 (INS)                                        5.38          5/01/2018              7,261
    2,000       Series 2003 (INS)                                        5.25         11/01/2018              2,136
    5,175    Offshore Terminal Auth. RB, Series 1998                     5.20         10/01/2018              5,257
             Orleans Levee District RB,
    4,725       Series 1986 (INS)                                        5.95         11/01/2014              4,827
    4,955       Series 1986 (INS)                                        5.95         11/01/2015              5,086
    7,015       Series A (INS)                                           5.95         11/01/2010              7,167
    9,000    Plaquemines Port, Harbor, and Terminal
                District RB, Series 1985C                                5.00          9/01/2007              9,001
             Public Facilities Auth. RB,
      270       Series 1997B                                             5.63          8/01/2017                277
    2,000       Series 2006                                              5.00          7/01/2021              2,102
    4,450    St. Martin Parish IDRB, Series 2004                         4.35         10/01/2012              4,463
    3,955    St. Tammany Parish Hospital Service
                District No. 1 RB, Series 1998 (INS)                     5.00          7/01/2018              4,013
             Transportation Auth. RB,
    9,000       Series 2005A (INS)                                       4.38         12/01/2023              8,978
    9,000       Series 2005A (INS)                                       4.38         12/01/2024              8,945
                                                                                                         ----------
                                                                                                             84,083
                                                                                                         ----------
             MAINE (0.1%)
    1,715    Housing Auth. RB, Series 2001A                              5.35         11/15/2021              1,772
    1,500    Jay PCRB, Series 2004A                                      4.85          5/01/2019              1,533
                                                                                                         ----------
                                                                                                              3,305
                                                                                                         ----------
             MARYLAND (0.2%)
    4,650    Community Development Administration RB,
                Series 1996A                                             5.88          7/01/2016              4,747
                                                                                                         ----------
             MASSACHUSETTS (3.1%)
             Commonwealth GO,
    4,500       Series 2002B (INS)(PRE)                                  5.50          3/01/2018              4,854
    7,775       Series 2002D (INS)(PRE)                                  5.38          8/01/2021              8,386
    5,000       Series 2003D (PRE)                                       5.25         10/01/2020              5,428
    2,500       Series 2006D                                             5.00          8/01/2022              2,674
    3,420    Commonwealth RB, Series 2005A (INS)                         5.00          6/01/2023              3,631
    5,105    Federal Highway GAN, Series 2000A                           5.75          6/15/2015              5,456
    4,000    Health and Educational Facilities Auth. RB,
                Series 2007E                                             5.00          7/15/2027              4,108

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Port Auth. RB,
  $ 5,000       Series 2005-C (INS)                                      5.00%         7/01/2024         $    5,307
    2,280       Series 2005-C (INS)                                      5.00          7/01/2025              2,418
    3,215    Springfield GO, Series 2003 (INS)(PRE)                      5.25          1/15/2019              3,473
             Water Pollution Abatement Trust Pool Program
                Bonds,
      250       Series 11                                                4.75          8/01/2023                260
   13,700       Series 11 (PRE)                                          4.75          8/01/2023             14,665
      105       Series 11                                                4.75          8/01/2024                109
      110       Series 11                                                4.75          8/01/2025                114
    6,350       Series 11 (PRE)                                          4.75          8/01/2025              6,798
   20,000       Series 12                                                4.35          8/01/2025             20,004
                                                                                                         ----------
                                                                                                             87,685
                                                                                                         ----------
             MICHIGAN (2.0%)
    4,765    Detroit Building Auth. RB, Series 1996A
                (LOC-Comerica Bank, N.A.)                                6.15          2/01/2011              4,774
    4,000    Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                       5.00          7/01/2018              4,062
   25,000    Dickinson County EDC PCRB, Series 2004A                     4.80         11/01/2018             25,640
    2,390    Higher Education Facilities Auth. RB, Series 1998           5.35          6/01/2013              2,449
             Hospital Finance Auth. RB,
      160       Series 1996 (Central Michigan Hospital)                  6.20         10/01/2007                161
    2,250       Series 1996 (Central Michigan Hospital)                  6.25         10/01/2016              2,296
    2,000    Kent Hospital Finance Auth. RB, Series 2005A
                (Metropolitan Hospital)                                  5.50          7/01/2020              2,120
   18,000    State Building Auth. RB, Series 2006IA (INS)                4.81(b)      10/15/2022              8,851
             State Hospital Finance Auth. RB,
    2,675       Series 2006A                                             5.00         11/15/2019              2,820
    3,400       Series 2006A                                             5.00         11/15/2022              3,571
                                                                                                         ----------
                                                                                                             56,744
                                                                                                         ----------
             MINNESOTA (1.7%)
   18,015    Cohasset PCRB, Series 2004(c)                               4.95          7/01/2022             18,448
             Higher Education Facilities Auth. RB,
    1,000       Series Six-I                                             5.00          4/01/2023              1,058
    2,500       Series Six-O                                             4.50         10/01/2027              2,490
       25    Housing Finance Agency RB, Series 1997G                     6.00          1/01/2018                 25
    3,000    Municipal Power Agency Electric RB, Series 2005             4.38         10/01/2025              2,929
             St. Paul Hospital RB,
    4,000       Series 1997A                                             5.70         11/01/2015              4,106
    1,500       Series 1997B                                             5.85         11/01/2017              1,541
    7,680       Series 2005                                              5.15         11/15/2020              7,868

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 3,500    St. Paul Housing and Redevelopment Auth. RB,
                Series 2006                                              5.25%         5/15/2026         $    3,703
    5,260    Washington County Hospital Facility RB,
                Series 1998                                              5.38         11/15/2018              5,365
                                                                                                         ----------
                                                                                                             47,533
                                                                                                         ----------
             MISSISSIPPI (0.9%)
             Hospital Equipment and Facilities Auth. RB,
   17,785       Series 2000 (PRE)                                        6.35         12/01/2015             18,626
    1,650       Series 2006                                              5.00         12/01/2016              1,716
    1,500    Lincoln County Hospital RB, Series 1998B (INS)              5.50          4/01/2018              1,549
    3,630    Union County Hospital RB, Series 1997 (ETM)                 5.50          3/01/2009              3,754
                                                                                                         ----------
                                                                                                             25,645
                                                                                                         ----------
             MISSOURI (0.7%)
   15,295    Cape Girardeau County Health Care Facilities
                IDA RB, Series 2007(e)                                   5.00          6/01/2027             15,718
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series 2005A                              4.75          6/01/2025              2,042
    3,250    Fenton City Tax Increment RB, Series 2006                   4.50          4/01/2021              3,279
                                                                                                         ----------
                                                                                                             21,039
                                                                                                         ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023              6,719
    2,450    Health Facilities Auth. RB, Series 1996                     6.38          6/01/2018              2,481
                                                                                                         ----------
                                                                                                              9,200
                                                                                                         ----------
             NEBRASKA (0.5%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                        5.30         11/15/2012                631
    2,000       Series 1997 (INS)                                        5.45         11/15/2017              2,035
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                        5.50          5/01/2010                525
      500       Series 2000 (INS)                                        5.55          5/01/2011                529
      500       Series 2000 (INS)                                        5.65          5/01/2012                530
      500       Series 2000 (INS)                                        5.75          5/01/2013                530
      500       Series 2000 (INS)                                        5.90          5/01/2015                531
    3,500       Series 2000 (INS)                                        6.05          5/01/2020              3,731
    1,710    Public Power District RB, Series 2005A (INS)                5.00          1/01/2024              1,811
             Scotts Bluff County Hospital Auth. RB,
    2,940       Series 1998 (PRE)                                        5.13         11/15/2019              3,063
      560       Series 1998                                              5.13         11/15/2019                575
                                                                                                         ----------
                                                                                                             14,491
                                                                                                         ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             NEVADA (0.5%)
  $ 5,000    Clark County Airport System Subordinate
                Lien RB, Series 2001B (INS)(PRE)                         5.25%         7/01/2019         $    5,309
    2,865    Clark County Economic Development RB,
                Series 2006                                              5.00          5/15/2020              3,003
    1,000    Clark County Flood Control GO, Series 1998 (INS)            4.50         11/01/2016              1,015
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail)(INS)                    5.76(b)       1/01/2017              4,012
    2,000    Reno Hospital RB, Series 1998A (INS)(PRE)                   5.00          5/15/2018              2,058
                                                                                                         ----------
                                                                                                             15,397
                                                                                                         ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                   5.85         12/01/2022              5,191
                                                                                                         ----------
             NEW JERSEY (2.3%)
             EDA RB,
    2,000       Series 1997A                                             5.75         12/01/2016              2,053
   13,500       Series 2004                                              5.50          6/15/2024             14,212
    5,000       Series 2004A (INS)                                       5.00          7/01/2022              5,343
    8,830       Series 2005P                                             5.25          9/01/2023              9,576
             State Transportation Trust Fund Auth. RB,
   10,000       Series 2006A(c)                                          5.50         12/15/2021             11,421
   13,850       Series 2006A                                             5.50         12/15/2022             15,879
    5,000    Tobacco Settlement Financing Corp. RB,
                Series 2007-1A                                           5.00          6/01/2017              5,179
                                                                                                         ----------
                                                                                                             63,663
                                                                                                         ----------
             NEW MEXICO (0.5%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(d)                                          5.00          9/01/2018              5,124
    3,250       Series 2002A(d)                                          5.50          9/01/2023              3,505
    4,000    Sandoval County Incentive Payment RB,
                Series 2005                                              4.38          6/01/2020              4,011
                                                                                                         ----------
                                                                                                             12,640
                                                                                                         ----------
             NEW YORK (10.2%)
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital)(ETM)            5.30          2/15/2019             13,801
    1,085       Series 1999A (Upstate Community
                Colleges)(PRE)                                           5.00          7/01/2019              1,128
    1,915       Series 1999A (Upstate Community Colleges)                5.00          7/01/2019              1,969
    3,975       Series 2002                                              5.05          2/01/2022              4,213

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 5,000       Series 2003A (PRE)                                       5.38%         3/15/2018         $    5,459
    5,000       Series 2003A (PRE)                                       5.38          3/15/2019              5,459
    2,000       Series 2003A (PRE)                                       5.38          3/15/2022              2,184
   10,000       Series 2007A                                             5.00          7/01/2022             10,357
    6,000    Dormitory Auth. RB, Bronx-Lebanon Hospital
                Center, Series 1998E (PRE)                               5.20          2/15/2015              6,170
             Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                             5.20          2/15/2015              5,128
    4,000       Series 1998J                                             5.20          2/15/2016              4,101
    4,760       Series 1998J                                             5.30          2/15/2017              4,882
    4,960    Dormitory Auth. RB, Department of Health,
                Series 2004                                              5.00          7/01/2019              5,234
    5,420    Dormitory Auth. RB, Kateri Residence,
                Series 2003 (LOC - Allied Irish Banks plc)               4.40          7/01/2016              5,552
             Dormitory Auth. RB, Mental Health,
      620       Series 1997A                                             5.75          2/15/2010                633
      605       Series 1997A                                             5.75          2/15/2011                618
      600       Series 1997A                                             5.75          2/15/2012                613
    2,425       Series 1997B                                             5.75          2/15/2010              2,477
    3,995       Series 1997B                                             5.75          2/15/2012              4,081
    4,580       Series 1997B                                             5.50          8/15/2017              4,677
    5,500    Dormitory Auth. RB, New York City Univ., 1993
                Series A                                                 5.75          7/01/2013              5,951
    5,000    Dormitory Auth. RB, NYU Hospitals Center,
                Series 2006A                                             5.00          7/01/2020              5,143
    6,000    Dormitory Auth. RB, State Personal Income Tax,
                Series 2005F                                             5.00          3/15/2023              6,374
             Dormitory Auth. RB, Upstate Community Colleges,
    1,500       Series 2004B                                             5.25          7/01/2015              1,626
    2,005       Series 2004B                                             5.25          7/01/2016              2,168
    2,000       Series 2004B                                             5.25          7/01/2017              2,157
             East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home)(NBGA)                          4.05          2/15/2012              4,423
    2,000       Series 2002 (Jewish Home)(NBGA)                          4.63          2/15/2017              2,079
    2,500    Environmental Facilities Corp. State Personal
                Income Tax RB, Series 2004A (INS)                        5.00         12/15/2023              2,652
             Housing Finance Agency Service Contract
                Obligation RB,
    1,450       Series 1995A (PRE)                                       6.25          9/15/2010              1,467
      215       Series 1995A                                             6.25          9/15/2010                217

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $   885       Series 1996A (PRE)                                       6.00%         9/15/2016         $      914
      195       Series A-2003                                            6.00          9/15/2016                199
    3,000    Long Island Power Auth. Electric Systems RB,
                Series 2003B                                             5.25          6/01/2014              3,262
             Metropolitan Transportation Auth. RB,
    6,000       Series 2006A (INS)                                       5.00         11/15/2024              6,433
   16,565       Series 2006A                                             5.00         11/15/2024             17,611
             New York City GO,
    3,300       Series 1997I (PRE)                                       6.00          4/15/2012              3,336
    1,700       Series 1997I                                             6.00          4/15/2012              1,720
      545       Series 2002G (PRE)                                       5.63          8/01/2015                598
    4,455       Series 2002G                                             5.63          8/01/2015              4,828
    3,135       Series 2002G (PRE)                                       5.75          8/01/2016              3,457
    6,865       Series 2002G                                             5.75          8/01/2016              7,488
   26,625       Series 2003C                                             5.50          8/01/2015             28,773
    5,000       Series 2003D                                             5.25         10/15/2019              5,354
    3,500       Series 2006, Subseries I-1                               5.00          4/01/2023              3,709
   10,000       Series 2006, Subseries I-1                               5.00          4/01/2024             10,583
   10,000       Series 2006J, Subseries J-1                              5.00          6/01/2023             10,607
             New York City IDA Civic Facility RB,
    2,175       Series 2004A-1 (INS)                                     4.15          7/01/2014              2,180
    1,050       Series 2004A-1 (INS)                                     4.75          7/01/2019              1,075
   10,000    New York City Municipal Water Finance
                Auth. RB, Series A                                       5.38          6/15/2017             10,727
             New York City Transitional Finance Auth. RB,
      205       Series 2003C (INS)(PRE)                                  5.25          8/01/2019                221
    4,795       Series 2003C (INS)                                       5.25          8/01/2019              5,153
    2,085       Series 2007B                                             4.75         11/01/2027              2,167
             Suffolk County IDA RB,
      775       Series 2006                                              5.00         11/01/2013                807
    1,880       Series 2006                                              5.00         11/01/2014              1,959
    1,000       Series 2006                                              5.00         11/01/2015              1,043
    3,180       Series 2006A (INS)                                       4.75          6/01/2026              3,249
             Thruway Auth. RB,
    9,615       Series 2002A (INS)(PRE)                                  5.25          4/01/2015             10,333
    6,000       Series 2002A (INS)(PRE)                                  5.25          4/01/2016              6,448
   11,000    Tobacco Settlement Financing Corp.
                Asset-Backed RB, Series 2003B-1C                         5.50          6/01/2018             11,824
                                                                                                         ----------
                                                                                                            289,051
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (1.3%)
             Eastern Municipal Power Agency RB,
  $ 6,000       Series 2003A                                             5.50%         1/01/2012         $    6,405
    4,885       Series F                                                 5.50          1/01/2015              5,237
    1,830       Series F                                                 5.50          1/01/2016              1,960
    1,000       Series F                                                 5.50          1/01/2017              1,072
    5,500    Medical Care Commission RB, Series 2007(e)                  5.00          7/01/2027              5,699
    5,000    Municipal Power Agency No. 1 RB,
                Series 2003A                                             5.50          1/01/2013              5,384
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                              5.38          2/01/2017              4,243
    5,610    Wilmington COP, Series 2005A (INS)                          5.00          6/01/2025              5,923
                                                                                                         ----------
                                                                                                             35,923
                                                                                                         ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB, Series 2005A
                (Alerus Project)(INS)                                    5.00         12/15/2022              1,068
    2,055    Williams County RB, Series 2006                             5.00         11/01/2021              2,123
                                                                                                         ----------
                                                                                                              3,191
                                                                                                         ----------
             OHIO (0.9%)
    2,400    Fairview Park GO, Series 2005 (INS)                         4.13         12/01/2020              2,392
    4,000    Franklin County Development RB, Series 1999                 5.80         10/01/2014              4,202
    2,650    Franklin County Health Care Facilities RB,
                Series 1997                                              5.50          7/01/2017              2,703
   10,000    Hamilton Electric System RB, Series 2002A (INS)             4.65         10/15/2022             10,278
    1,140    Housing Finance Agency Residential
                Mortgage RB, Series 2001D (NBGA)                         5.10          9/01/2017              1,166
             Miami County Hospital Facilities RB,
    1,750       Series 2006                                              5.25          5/15/2021              1,852
    2,000       Series 2006                                              5.25          5/15/2026              2,113
                                                                                                         ----------
                                                                                                             24,706
                                                                                                         ----------
             OKLAHOMA (0.5%)
    2,920    Cherokee Nation Health Care System RB,
                Series 2006 (INS)(d)                                     4.60         12/01/2021              2,938
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                        5.25          7/01/2022              4,151
    3,000       Series 2005 (INS)                                        5.25          7/01/2023              3,195
    1,400    Norman Regional Hospital Auth. RB,
                Series 2005                                              5.50          9/01/2024              1,500
    2,695    Valley View Hospital Auth. RB, Series 1996                  6.00          8/15/2014              2,832
                                                                                                         ----------
                                                                                                             14,616
                                                                                                         ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             OREGON (0.1%)
             Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J GO,
  $ 1,000       Series 2006A (INS)                                       4.58%(b)      6/15/2025         $      433
    5,900       Series 2006A (INS)                                       4.59(b)       6/15/2026              2,433
                                                                                                         ----------
                                                                                                              2,866
                                                                                                         ----------
             PENNSYLVANIA (1.0%)
             Allegheny County IDA RB,
   16,300       Series 1998                                              4.75         12/01/2032             17,039
    1,000       Series 2006                                              5.00          9/01/2021              1,026
    1,250       Series 2006                                              5.10          9/01/2026              1,288
    5,500    Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                       5.25          8/01/2014              5,727
    1,615    Lancaster County Hospital Auth. RB, Series 2006             5.00         11/01/2026              1,687
                                                                                                         ----------
                                                                                                             26,767
                                                                                                         ----------
             PUERTO RICO (0.3%)
    2,000    Commonwealth GO, Series 2006A                               5.25          7/01/2022              2,156
    5,000    Government Development Bank CP                              4.05          4/12/2007              5,000
             Highways and Transportation Auth. RB,
      660       Series 2003G (INS)(PRE)                                  5.25          7/01/2020                717
      340       Series 2003G (INS)                                       5.25          7/01/2020                369
                                                                                                         ----------
                                                                                                              8,242
                                                                                                         ----------
             RHODE ISLAND (1.2%)
             Health and Educational Building Corp. RB,
    3,045       Series 1996 (INS)(PRE)                                   5.50          5/15/2012              3,112
      340       Series 1996 (INS)                                        5.50          5/15/2012                347
    6,835       Series 1996 (INS)(PRE)                                   5.50          5/15/2016              6,986
      765       Series 1996 (INS)                                        5.50          5/15/2016                782
    4,345       Series 1999A (LOC - Allied Irish Banks plc)              5.88         11/15/2014              4,570
    7,850       Series 2006A (INS)                                       5.00          5/15/2026              8,276
    1,650    Housing and Mortgage Finance Corp. Bond,
                Series 37-A                                              5.13          4/01/2017              1,702
    1,115    Housing and Mortgage Finance Corp. MFH RB,
                Series 1995A (INS)                                       5.70          7/01/2007              1,118
    5,915    Housing and Mortgage Finance Corp. RB,
                Series 51-A                                              4.65         10/01/2026              5,972
                                                                                                         ----------
                                                                                                             32,865
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (1.3%)
  $11,000    Berkeley County PCRB, Series 2003                           4.88%        10/01/2014         $   11,456
             Georgetown County Environmental
                Improvement RB,
    4,250       Series 2000A                                             5.95          3/15/2014              4,640
    5,000       Series 2002A                                             5.70          4/01/2014              5,435
    3,000    Marion County Hospital District RB,
                Series 1995 (INS)                                        5.50         11/01/2015              3,026
             SCAGO Educational Facilities Corp. RB,
    5,870       Series 2006 (Union County)(INS)                          4.75         12/01/2026              5,958
    6,325       Series 2006 (Williamsburg County)(INS)                   4.75         12/01/2026              6,396
                                                                                                         ----------
                                                                                                             36,911
                                                                                                         ----------
             SOUTH DAKOTA (0.2%)
    6,305    Housing Development Auth. Bond,
                Series 2002A (INS)                                       5.15         11/01/2020              6,590
                                                                                                         ----------
             TENNESSEE (1.0%)
    2,125    Johnson City Health and Educational Facilities
                Board RB, Series 2006A                                   5.25          7/01/2026              2,238
    3,000    Knox County Health, Educational, and Housing
                Facilities RB, Series 1996 (INS)                         5.50          4/15/2011              3,074
    1,000    Nashville and Davidson County Health and
                Educational Facilities RB, Series 1998 (INS)             5.10          8/01/2019              1,011
             Shelby County Health, Educational and Housing
                Facility RB,
      745       Series 2002 (PRE)                                        6.00          9/01/2016                830
    1,255       Series 2002 (PRE)                                        6.00          9/01/2016              1,397
      935       Series 2002 (PRE)                                        6.25          9/01/2018              1,052
    1,565       Series 2002 (PRE)                                        6.25          9/01/2018              1,761
    3,500    Springfield Health and Educational Facilities
                Hospital RB, Series 1998                                 5.25          8/01/2018              3,531
   12,750    Sullivan County Health, Educational and
                Housing Facilities Board RB, Series 2006C                5.25          9/01/2026             13,427
                                                                                                         ----------
                                                                                                             28,321
                                                                                                         ----------
             TEXAS (17.2%)
    1,960    Alamo Community College District RB,
                Series 2001 (INS)                                        5.00         11/01/2020              2,054
    5,410    Austin Higher Education Auth. RB, Series 1998               5.13          8/01/2016              5,472

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Austin RB,
  $ 1,190       Series 2005 (INS)                                        5.00%        11/15/2023         $    1,266
    2,300       Series 2005 (INS)                                        5.00         11/15/2024              2,443
    5,610    Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                       5.15(b)       5/15/2017              3,700
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                       5.55(b)       2/15/2014              1,411
    3,030       Series 1997 (NBGA)                                       5.55(b)       2/15/2015              2,208
    3,055       Series 1997 (NBGA)                                       5.60(b)       2/15/2016              2,127
    3,155       Series 1997 (NBGA)                                       5.60(b)       2/15/2017              2,101
             Bexar County Health Facilities Development
                Corp. RB,
    9,900       Series 1993 (INS)(ETM)                                   5.88         11/15/2010             10,016
    1,000       Series 2007                                              5.00          7/01/2027              1,031
   32,925    Brazos River Auth. RB, Series 1999A                         5.38          4/01/2019             33,775
             Carroll ISD GO,
    1,805       Series 2006C (NBGA)                                      4.38          2/15/2024              1,796
    2,745       Series 2006C (NBGA)                                      4.38          2/15/2025              2,721
    5,365    Cass County IDC PCRB, Series 1997B                          5.35          4/01/2012              5,649
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                      4.55(a)       1/01/2020              1,983
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                      4.60(a)       1/01/2021              2,546
    8,665    Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                        7.00          5/01/2019              9,243
    3,315    Comal ISD RB, Series 2005 (NBGA)                            5.00          2/01/2021              3,482
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                      5.00          2/15/2023              2,748
    3,100       Series 2005C (NBGA)                                      5.00          2/15/2024              3,272
             Corpus Christi Utility Systems RB,
    4,720       Series 2005A (INS)                                       5.00          7/15/2023              4,997
    4,955       Series 2005A (INS)                                       5.00          7/15/2024              5,239
    2,605       Series 2005A (INS)                                       5.00          7/15/2025              2,752
   10,410    Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(PRE)(c)                                5.00         12/01/2018             10,992
    8,370    Dallas ISD GO, Series 2006 (NBGA)                           4.75          8/15/2025              8,694
             Denton ISD GO,
   13,745       Series 2006 (NBGA)                                       5.03(b)       8/15/2023              6,315
   16,500       Series 2006 (NBGA)                                       5.06(b)       8/15/2024              7,183
             Eagle Mountain-Saginaw ISD GO,
    4,700       Series 2006-B (NBGA)                                     4.38          8/15/2025              4,659
    4,905       Series 2006-B (NBGA)                                     4.38          8/15/2026              4,842

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Edgewood ISD GO,
  $ 1,450       Series 2001 (NBGA)                                       4.90%         8/15/2018         $    1,509
    1,520       Series 2001 (NBGA)                                       4.88          8/15/2019              1,580
    1,595       Series 2001 (NBGA)                                       5.00          8/15/2020              1,668
    1,675       Series 2001 (NBGA)                                       5.00          8/15/2021              1,744
             Ennis ISD GO,
    2,245       Series 2006 (NBGA)                                       4.56(b)       8/15/2024              1,002
    3,715       Series 2006 (NBGA)                                       4.58(b)       8/15/2025              1,572
    3,720       Series 2006 (NBGA)                                       4.60(b)       8/15/2026              1,500
             Fort Worth Higher Education Finance Corp. RB,
      545       Series 1997A                                             5.50         10/01/2007                545
      575       Series 1997A                                             5.63         10/01/2008                576
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)(PRE)               5.00          2/15/2018              6,889
    5,855    Harris County GO, Series 2004B                              5.00         10/01/2020              6,230
    2,070    Harrison County Health Facilities Development
                Corp. RB, Series 1998 (INS)(PRE)                         5.50          1/01/2018              2,138
             Hidalgo County Health Services Corp. RB,
      350       Series 2005                                              5.00          8/15/2019                356
    1,895       Series 2005                                              4.75          8/15/2017              1,907
    3,805       Series 2007                                              5.00          8/15/2022              3,931
    1,785       Series 2007                                              5.00          8/15/2026              1,831
             Houston ISD Public Facility Corp. RB,
    3,635       Series 1998A (INS)                                       5.35(b)       9/15/2015              2,586
    2,635       Series 1998A (INS)                                       5.38(b)       9/15/2016              1,790
    3,885       Series 1998A (INS)                                       5.40(b)       9/15/2017              2,524
    4,955       Series 1998B (INS)                                       5.35(b)       9/15/2015              3,525
    6,955       Series 1998B (INS)                                       5.38(b)       9/15/2016              4,726
    3,000    Houston Public Improvement GO,
                Series 2003A-1 (INS)                                     5.00          3/01/2019              3,182
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.31(b)       2/15/2025              2,091
    4,375    Jefferson County Health Facilities RB,
                Series 2001 (INS)                                        5.20          8/15/2021              4,575
             Judson ISD GO,
    2,200       Series 2005B (INS)                                       5.00          2/01/2023              2,309
    1,500       Series 2005B (INS)                                       5.00          2/01/2024              1,573
    2,830    Katy ISD GO, Series 2005B (NBGA)                            5.00          2/15/2023              2,991
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                       5.00          2/15/2022              1,687
    3,535       Series 2005A (INS)                                       5.00          2/15/2024              3,729
      530    Laredo ISD Public Limited GO, Series 1998A                  5.06          2/01/2008                535
    3,830    Lewisville RB, Series 1998 (INS)                            5.38          9/01/2015              4,078

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Lower Colorado River Auth. Transmission
                Contract RB,
  $ 4,555       Series 2006A (INS)                                       4.38%         5/15/2025         $    4,515
    4,555       Series 2006A (INS)                                       4.38          5/15/2026              4,497
    3,100    Marlin ISD Public Facility Corp. RB, Series 1998
                (acquired 7/22/1998; cost $3,151)(f)                     5.85          2/15/2018              3,202
    3,425    Mesquite Health Facilities Development
                Corp. RB, Series 2005                                    5.50          2/15/2025              3,588
             Midlothian Development Auth. Tax Increment RB,
   10,000       Series 2004                                              6.00         11/15/2024             10,667
    2,040       Series 2007A (INS)                                       5.00         11/15/2018              2,159
    2,235       Series 2007A (INS)                                       5.00         11/15/2021              2,345
    1,695       Series 2007A (INS)                                       5.00         11/15/2026              1,768
    1,000       Series 2007B                                             5.13         11/15/2026              1,011
             Northside ISD GO,
    5,300       Series 2001 (NBGA)                                       5.00          2/15/2017              5,525
    5,420       Series 2001 (NBGA)                                       5.00          2/15/2018              5,651
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                       5.00          8/15/2023              3,143
    3,110       Series 2005 (NBGA)                                       5.00          8/15/2024              3,292
    1,770       Series 2005 (NBGA)                                       5.00          8/15/2025              1,871
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                        5.00          7/15/2023              1,292
    1,530       Series 2005 (INS)                                        5.00          7/15/2024              1,618
             Plano ISD GO,
   11,530       Series 2001 (NBGA)(PRE)                                  5.00          2/15/2019             12,072
    5,945       Series 2001 (NBGA)                                       5.00          2/15/2019              6,198
    2,965       Series 2006 (NBGA)                                       4.50          2/15/2023              2,992
    3,115       Series 2006 (NBGA)                                       4.50          2/15/2024              3,136
    3,275       Series 2006 (NBGA)                                       4.50          2/15/2025              3,285
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B               5.40          4/01/2018             19,563
             Red River Education Finance Corp. RB,
    2,000       Series 2006                                              4.38          3/15/2025              1,951
    5,255       Series 2006                                              4.38          3/15/2026              5,106
    8,395    Rockwall ISD GO, Series 2006A (NBGA)                        5.14(b)       2/15/2022              4,186
             San Antonio Electric and Gas System RB,
   10,000       Series 2002 (PRE)                                        5.38          2/01/2019             10,701
   15,000       Series 2005                                              5.00          2/01/2024             15,819
    5,200    Schertz-Cibolo-Universal City ISD GO,
                Series 2006A (NBGA)                                      4.86(b)       2/01/2023              2,478

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 3,320    State Water Financial Assistance Bonds GO,
                Series 2004C                                             5.00%         8/01/2016         $    3,560
    1,100    Tarrant County Cultural Education Facilities
                Finance Corp. RB, Series 2006A                           6.00         11/15/2026              1,187
             Tarrant Regional Water District RB,
    8,000       Series 2002 (INS)                                        5.25          3/01/2017              8,566
    2,000       Series 2002 (INS)                                        5.25          3/01/2019              2,145
    2,000       Series 2002 (INS)                                        5.25          3/01/2020              2,145
    5,000       Series 2006 (INS)                                        4.38          3/01/2021              5,037
    7,000    Transportation Commission First Tier RB,
                Series 2006-A                                            4.38          4/01/2025              6,940
             Transportation Commission GO,
    5,515       Series 2006 (NBGA)                                       5.00          4/01/2020              5,905
   18,000       Series 2006-A                                            4.50          4/01/2026             18,123
             Tyler Health Facilities Development Corp.
                Hospital RB,
    2,695       Series 1993B                                             6.63         11/01/2011              2,698
    3,895       Series 2003                                              5.25          7/01/2011              4,058
    2,125       Series 2003                                              5.25          7/01/2012              2,228
    1,500       Series 2003                                              5.25          7/01/2013              1,579
             Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                       5.38          8/15/2017              4,791
    7,000       Series 2002B (NBGA)(PRE)                                 5.25          7/01/2018              7,467
   11,900       Series 2006D                                             4.25          8/15/2026             11,615
   12,605       Series 2006F                                             4.25          8/15/2025             12,376
             Weatherford ISD GO,
    1,795       Series 2006 (NBGA)                                       4.73(b)       2/15/2023                861
    1,795       Series 2006 (NBGA)                                       4.77(b)       2/15/2024                818
    5,970    Williamson County GO, Series 2005 (INS)                     5.13          2/15/2022              6,461
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                       5.00(b)       8/15/2014              1,033
    1,690       Series 2001 (NBGA)                                       5.10(b)       8/15/2015              1,207
                                                                                                         ----------
                                                                                                            488,027
                                                                                                         ----------
             UTAH (0.3%)
       45    Housing Finance Agency RB, Series 1985B                     5.30          7/01/2007                45
             Intermountain Power Agency RB,
    4,410       Series 1987A (INS)(ETM)                                  5.00          7/01/2012              4,415
    1,325       Series 1997B (INS)(PRE)                                  5.75          7/01/2019              1,358
    2,675       Series 1997B (INS)                                       5.75          7/01/2019              2,742
                                                                                                         ----------
                                                                                                              8,560
                                                                                                         ----------

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             VERMONT (0.1%)
  $ 3,000    Educational and Health Buildings Financing
                Agency RB, Series 1998 (PRE)                             5.50%         7/01/2018         $    3,095
                                                                                                         ----------
             VIRGINIA (1.9%)
    1,750    Albemarle County IDA RB, Series 2007                        5.00          1/01/2024              1,768
             College Building Auth. Educational Facilities RB,
    2,290       Series 2006                                              5.00          6/01/2021              2,402
   11,280       Series 2006                                              5.00          6/01/2026             11,777
    8,000    Farms of New Kent Community Development
                Auth. Special Assessment Bonds,
                Series 2006A                                             5.13          3/01/2036              8,107
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                       5.13          8/01/2019             10,438
    5,510       Series 2000B                                             5.00          8/01/2017              5,782
    5,000    Richmond Convention Center Auth. RB,
                Series 2000 (PRE)                                        6.13          6/15/2020              5,413
             State Housing Development Auth. RB,
    1,700       Series 2002Z                                             4.25          1/01/2016              1,719
    1,735       Series 2002Z                                             4.25          7/01/2016              1,754
    1,775       Series 2002Z                                             4.35          1/01/2017              1,801
    1,810       Series 2002Z                                             4.35          7/01/2017              1,836
                                                                                                         ----------
                                                                                                             52,797
                                                                                                         ----------
             WASHINGTON (1.3%)
    8,650    Central Puget Sound Regional Transit Auth. RB,
                Series 2005A (INS)                                       5.00         11/01/2024              9,153
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                       5.13          8/15/2017              3,332
    2,500       Series 1998 (INS)                                        5.25          8/15/2017              2,583
    2,500       Series 1998 (INS)                                        5.30          8/15/2018              2,584
    1,800       Series 2006 (INS)                                        5.00         12/01/2023              1,888
    2,000       Series 2006 (INS)                                        5.00         12/01/2024              2,096
    2,310       Series 2006 (INS)                                        5.00         12/01/2025              2,419
             Higher Education Facilities Auth. RB,
    4,715       Series 1998 (PRE)                                        5.20         10/01/2017              4,833
    1,470       Series 1998                                              5.20         10/01/2017              1,501
    2,000    Housing Finance Commission RB,
                Series 1999 (INS)                                        5.88          7/01/2019              2,097
    5,000    King County Housing Auth. RB,
                Series 1998A (INS)                                       5.20          7/01/2018              5,037
                                                                                                         ----------
                                                                                                             37,523
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             WISCONSIN (0.8%)
  $   355    Green Bay Water System RB, Series 2004 (INS)                5.00%        11/01/2021         $      376
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial
                Hospital)(INS)                                           5.25          8/15/2012              4,206
    5,000       Series 1998A (Wausau Hospital)(INS)                      5.13          8/15/2020              5,178
    7,000       Series 2006A (Marshfield Clinic)                         5.13          2/15/2026              7,306
    4,625    Housing and EDA RB, Series 2002G                            4.85          9/01/2017              4,765
    1,345    Kaukauna Area School District GO,
                Series 2001 (INS)                                        4.85          3/01/2017              1,396
                                                                                                         ----------
                                                                                                             23,227
                                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,504,074)                                              2,582,545
                                                                                                         ----------
             PUT BONDS (4.9%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB, Series 2004I          4.95          7/01/2026              3,163
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(d)                                          5.25          5/15/2025              7,691
    8,270       Series 2002E (Kaiser Permanente)                         4.70         11/01/2036              8,436
                                                                                                         ----------
                                                                                                             19,290
                                                                                                         ----------
             FLORIDA (0.5%)
   12,240    Coral Gables Health Facilities Auth. Hospital
                RB, Series 2004 (INS)                                    5.00          8/15/2034             13,019
                                                                                                         ----------
             GEORGIA (0.3%)
    8,565    De Kalb County Housing Auth. MFH RB,
                Series 2001                                              4.70         10/01/2031              8,590
                                                                                                         ----------
             ILLINOIS (1.2%)
   15,000    Chicago Gas Supply RB, Series 2000B                         4.75          3/01/2030             15,367
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                     4.45          3/01/2034             10,169
    7,500       Series 2002 (Field Museum)                               4.75         11/01/2036              7,700
                                                                                                         ----------
                                                                                                             33,236
                                                                                                         ----------
             MICHIGAN (0.9%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                   4.65         10/01/2024             15,450
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                    4.85          9/01/2030             10,964
                                                                                                         ----------
                                                                                                             26,414
                                                                                                         ----------

44

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MONTANA (0.2%)
  $ 5,000    Forsyth PCRB, Series 1999A (INS)                            5.00%        10/01/2032         $    5,106
                                                                                                         ----------
             NEW YORK (0.3%)
    8,500    Hempstead Town IDA RB, Series 2001                          5.00         12/01/2010              8,721
                                                                                                         ----------
             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing
                Facilities MFH RB, Series 2001 (NBGA)                    4.90          6/01/2031              2,121
                                                                                                         ----------
             TEXAS (0.4%)
    3,510    Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                       4.70         12/15/2031              3,551
    5,250    Gateway Public Facility Corp. RB,
                Series 2004 (NBGA)                                       4.55          7/01/2034              5,383
    3,685    Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                               4.85          6/01/2031              3,743
                                                                                                         ----------
                                                                                                             12,677
                                                                                                         ----------
             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                  4.88         10/01/2027              9,335
                                                                                                         ----------
             Total Put Bonds (cost: $135,576)                                                               138,509
                                                                                                         ----------
             PERIODIC AUCTION RESET BONDS (0.8%)

             CALIFORNIA (0.6%)
   15,600    Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)                            4.14         12/01/2028             15,600
                                                                                                         ----------
             OKLAHOMA (0.2%)
    5,900    Tulsa County Industrial Auth. MFH RB, SAVRS,
                Series 2002B                                             4.05          1/01/2039              5,900
                                                                                                         ----------
             Total Periodic Auction Reset Bonds (cost: $21,500)                                              21,500
                                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (2.6%)

             ALABAMA (0.3%)
    9,400    McIntosh IDRB, Series 1998D                                 4.12         7/01/2028               9,400
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             CALIFORNIA (0.0%)
  $ 1,300    PUTTER, Series 1711P (INS)(LIQ)(d)                          3.85%         1/01/2015         $    1,300
                                                                                                         ----------
             FLORIDA (0.7%)
   15,675    Jacksonville PCRB, Series 1995                              3.85          5/01/2029             15,675
    2,100    Lee Memorial Health System Hospital RB,
                Series 1997B                                             3.83          4/01/2027              2,100
    1,200    Sarasota County Public Hospital Board RB,
                Series 2003A                                             3.80          7/01/2037              1,200
                                                                                                         ----------
                                                                                                             18,975
                                                                                                         ----------
             LOUISIANA (0.1%)
    2,500    West Baton Rouge Parish Industrial
                District No. 3 RB, Series 1994B                          3.90         12/01/2016              2,500
                                                                                                         ----------
             MULTI-STATE (0.5%)
   14,235    P-FLOAT, Series EC-001 (INS)(LIQ)(d)                        3.85         10/01/2035             14,235
                                                                                                         ----------
             NEVADA (0.3%)
    9,040    Las Vegas Economic Development RB,
                Series 2005 (LOC - Nevada State Bank)                    3.71          4/01/2030              9,040
                                                                                                         ----------
             PUERTO RICO (0.1%)
    1,700    Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth. RB, Series 1998 (LOC - Banco
                Santander Puerto Rico)                                   3.68         10/01/2021              1,700
                                                                                                         ----------
             WYOMING (0.6%)
   14,000    Converse County PCRB, Series 1992                           4.00         12/01/2020             14,000
    2,805    Sweetwater County PCRB, Series 1992B                        4.00         12/01/2020              2,805
                                                                                                         ----------
                                                                                                             16,805
                                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $73,955)                                                73,955
                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,735,105)                                                        $2,816,509
                                                                                                         ==========

46

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) At March 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) At March 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $31,385,000.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2007, was $3,202,000, which represented 0.1% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

ASSETS
   Investments in securities, at market value
      (identified cost of $2,735,105)                                           $2,816,509
   Cash                                                                                 45
   Receivables:
      Capital shares sold                                                            1,274
      Interest                                                                      34,452
      Securities sold                                                               14,050
                                                                                ----------
         Total assets                                                            2,866,330
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                          31,330
      Capital shares redeemed                                                        1,717
      Dividends on capital shares                                                    2,177
   Accrued management fees                                                             789
   Accrued transfer agent's fees                                                         6
   Other accrued expenses and payables                                                 121
                                                                                ----------
         Total liabilities                                                          36,140
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,830,190
                                                                                ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,743,604
   Accumulated net realized gain on investments                                      5,182
   Net unrealized appreciation of investments                                       81,404
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,830,190
                                                                                ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                     214,916
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    13.17
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Interest income                                                  $131,789
                                                                    --------
EXPENSES
   Management fees                                                     9,345
   Administration and servicing fees                                   4,164
   Transfer agent's fees                                               1,087
   Custody and accounting fees                                           437
   Postage                                                               159
   Shareholder reporting fees                                             78
   Trustees' fees                                                          8
   Registration fees                                                      56
   Professional fees                                                     110
   Other                                                                  56
                                                                    --------
      Total expenses                                                  15,500
   Expenses paid indirectly                                             (121)
                                                                    --------
      Net expenses                                                    15,379
                                                                    --------
NET INVESTMENT INCOME                                                116,410
                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                        6,822
      Affiliated transactions (Note 7)                                  (213)
   Change in net unrealized appreciation/depreciation                 15,513
                                                                    --------
         Net realized and unrealized gain                             22,122
                                                                    --------
   Increase in net assets resulting from operations                 $138,532
                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
YEARS ENDED MARCH 31,

                                                                    2007              2006
                                                              ----------------------------
FROM OPERATIONS
   Net investment income                                      $  116,410         $ 115,228
   Net realized gain on investments                                6,609             2,703
   Change in net unrealized appreciation/depreciation
      of investments                                              15,513           (18,697)
                                                              ----------------------------
      Increase in net assets resulting from operations           138,532            99,234
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (116,410)         (115,231)
   Net realized gains                                               (899)           (4,673)
                                                              ----------------------------
      Distributions to shareholders                             (117,309)         (119,904)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      322,083           351,731
  Reinvested dividends                                            88,746            87,102
  Cost of shares redeemed                                       (384,473)         (332,333)
                                                              ----------------------------
      Increase in net assets from
         capital share transactions                               26,356           106,500
                                                              ----------------------------
   Net increase in net assets                                     47,579            85,830

NET ASSETS
   Beginning of year                                           2,782,611         2,696,781
                                                              ----------------------------
   End of year                                                $2,830,190        $2,782,611
                                                              ============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    24,508            26,581
   Shares issued for dividends reinvested                          6,753             6,586
   Shares redeemed                                               (29,293)          (25,151)
                                                              ----------------------------
      Increase in shares outstanding                               1,968             8,016
                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50

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           to FINANCIAL Statements

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

                 their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

52

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $31,330,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $121,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $5,000, which represents 8.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

         with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                  2007                 2006
                                              ---------------------------------
         Tax-exempt income                    $116,410,000         $115,231,000
         Ordinary income*                                -              316,000
         Net long-term capital gains               899,000            4,357,000

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                             $1,922,000
         Undistributed ordinary income*                                  83,000
         Undistributed long-term capital gains                        5,099,000
         Unrealized appreciation                                     81,404,000

         * Represents short-term realized capital gains, which are taxable as ordinary income.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2007, were $614,932,000 and $627,429,000, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

         As of March 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,735,105,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2007, for federal income tax purposes, were $82,458,000 and $1,054,000, respectively, resulting in net unrealized appreciation of $81,404,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

56

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

         added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $9,345,000, which included a performance adjustment of $1,573,000 that increased the effective base management fee of 0.28% by 0.06%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,164,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

              Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the Fund reimbursed the Manager $61,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,087,000. Additionally, for the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, in total less than $500.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between

58

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

         the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                    NET REALIZED
                                                                  COST TO          GAIN (LOSS) TO
                 SELLER                     PURCHASER            PURCHASER             SELLER
         ----------------------------------------------------------------------------------------------------------------------
         USAA Tax Exempt                USAA Tax Exempt
           Intermediate-Term Fund        Short-Term Fund        $15,109,000          $(231,000)
         USAA Tax Exempt                USAA California
           Intermediate-Term Fund        Money Market Fund        3,046,000             18,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN
              48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

60

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MARCH 31,
                                              -----------------------------------------------------------------------------
                                                    2007               2006            2005            2004            2003
                                              -----------------------------------------------------------------------------
Net asset value at beginning of period        $    13.07         $    13.16      $    13.42      $    13.34      $    12.93
                                              -----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .55                .55             .57             .61             .64
  Net realized and unrealized gain (loss)            .10               (.07)           (.24)            .08             .41
                                              -----------------------------------------------------------------------------
Total from investment operations                     .65                .48             .33             .69            1.05
                                              -----------------------------------------------------------------------------
Less distributions:
  From net investment income                        (.55)              (.55)           (.57)           (.61)           (.64)
  From realized capital gains                       (.00)(b)           (.02)           (.02)              -               -
                                              -----------------------------------------------------------------------------
  Total distributions                               (.55)              (.57)           (.59)           (.61)           (.64)
                                              -----------------------------------------------------------------------------
Net asset value at end of period              $    13.17         $    13.07      $    13.16      $    13.42      $    13.34
                                              =============================================================================
Total return (%)*                                   5.10(c)            3.69            2.51            5.32            8.29
Net assets at end of period (000)             $2,830,190         $2,782,611      $2,696,781      $2,642,692      $2,627,291
Ratio of expenses to
  average net assets (%)**(a)                        .56(c)             .55             .55             .51             .49
Ratio of net investment income to
  average net assets (%)**                          4.19               4.15            4.28            4.58            4.86
Portfolio turnover (%)                             22.78              21.99           20.83           23.27           14.91

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended March 31, 2007, average net assets were $2,775,726,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.
(c) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid
         During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

62

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                      BEGINNING               ENDING                DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE           OCTOBER 1, 2006 -
                                    OCTOBER 1, 2006        MARCH 31, 2007           MARCH 31, 2007
                                   -----------------------------------------------------------------
Actual                                $1,000.00              $1,017.50                  $2.77

Hypothetical
   (5% return before expenses)         1,000.00               1,022.19                   2.77

          *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.75% for the six-month period of October 1, 2006, through March 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40857-0507                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.